SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of Company's revenue in geographic locations

	For the years ended December 31,
	2021	2020	2019
REVENUE
Europe	$2,310,747	$1,810,362	$1,863,032
Rest of the World	236,659	147,000	229,000
	$2,547,406	$1,957,362	$2,092,032